First Trust New Opportunities MLP & Energy Fund (FPL)
Portfolio of Investments
January 31, 2021 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS – 66.2%
	Construction & Engineering – 0.3%
5,000	Quanta Services, Inc.	$352,350
	Electric Utilities – 14.8%
46,200	Alliant Energy Corp.	2,247,630
10,000	American Electric Power Co., Inc. (a)	809,100
11,600	Duke Energy Corp.	1,090,400
20,700	Emera, Inc. (CAD) (b)	865,555
36,000	Enel S.p.A., ADR	357,120
9,200	Eversource Energy (a)	805,000
70,800	Exelon Corp.	2,942,448
17,500	Fortis, Inc. (CAD) (b)	707,801
6,700	Iberdrola S.A., ADR	364,279
25,100	IDACORP, Inc.	2,216,330
5,800	NextEra Energy, Inc. (a)	469,046
2,900	Orsted A/S, ADR	183,280
147,900	PPL Corp. (a) (b)	4,092,393
36,500	Southern (The) Co.	2,150,580
12,000	Xcel Energy, Inc. (a)	767,880
		20,068,842
	Gas Utilities – 8.7%
242,300	AltaGas Ltd. (CAD) (b)	3,598,262
34,100	Atmos Energy Corp. (b)	3,034,900
71,200	New Jersey Resources Corp. (b)	2,492,712
24,200	ONE Gas, Inc.	1,769,746
25,000	UGI Corp.	899,750
		11,795,370
	Independent Power & Renewable Electricity Producers – 0.4%
20,400	EDP Renovaveis S.A. (EUR) (c)	558,674
	Multi-Utilities – 18.3%
142,000	CenterPoint Energy, Inc.	2,994,780
18,800	CMS Energy Corp. (a)	1,069,344
38,300	Dominion Energy, Inc. (b)	2,791,687
6,200	DTE Energy Co. (b)	736,064
151,000	Public Service Enterprise Group, Inc. (b)	8,520,930
69,700	Sempra Energy (a)	8,626,072
		24,738,877
	Oil, Gas & Consumable Fuels – 23.3%
15,000	Cheniere Energy, Inc. (d)	949,950
149,085	Enbridge, Inc. (a)	5,009,256
113,893	Equitrans Midstream Corp. (b)	757,388
35,000	GasLog Ltd.	143,500
113,604	Keyera Corp. (CAD) (b)	2,133,934
323,828	Kinder Morgan, Inc. (b)	4,559,498
119,961	ONEOK, Inc. (a) (b)	4,778,047
118,887	TC Energy Corp. (a) (b)	5,103,819
385,717	Williams (The) Cos., Inc. (a) (b)	8,188,772
		31,624,164

First Trust New Opportunities MLP & Energy Fund (FPL)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS (Continued)
	Water Utilities – 0.4%
3,200	American Water Works Co., Inc.	$508,864
	Total Common Stocks	89,647,141
	(Cost $87,419,401)
MASTER LIMITED PARTNERSHIPS – 59.6%
	Chemicals – 3.5%
197,848	Westlake Chemical Partners, L.P. (b)	4,712,739
	Gas Utilities – 1.0%
88,500	Suburban Propane Partners, L.P. (b)	1,358,475
	Independent Power & Renewable Electricity Producers – 2.8%
46,319	NextEra Energy Partners, L.P. (b) (e)	3,774,999
	Oil, Gas & Consumable Fuels – 52.3%
213,141	BP Midstream Partners, L.P. (b)	2,485,224
184,800	Cheniere Energy Partners, L.P. (b)	7,233,072
27,960	Energy Transfer, L.P. (b)	175,309
773,564	Enterprise Products Partners, L.P. (b)	15,649,200
7,500	Hess Midstream, L.P., Class A (e)	156,525
220,232	Holly Energy Partners, L.P. (b)	3,206,578
432,289	Magellan Midstream Partners, L.P. (b)	19,219,569
49,500	Phillips 66 Partners, L.P. (b)	1,243,440
578,400	Plains All American Pipeline, L.P. (b)	4,841,208
314,480	Shell Midstream Partners, L.P. (b)	3,629,099
432,332	TC PipeLines, L.P. (b)	12,835,937
15,000	Teekay LNG Partners, L.P. (e)	185,850
		70,861,011
	Total Master Limited Partnerships	80,707,224
	(Cost $79,338,303)
	Total Investments – 125.8%	170,354,365
	(Cost $166,757,704) (f)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS WRITTEN – (0.3)%
(100)	American Electric Power Co., Inc.	$(809,100)	$87.50	Feb 2021	(1,000)
(188)	CMS Energy Corp.	(1,069,344)	65.00	Mar 2021	(3,760)
(1,200)	Enbridge, Inc.	(4,032,000)	35.00	Feb 2021	(42,000)
(92)	Eversource Energy	(805,000)	90.00	Feb 2021	(17,020)
(58)	NextEra Energy, Inc.	(469,046)	82.50	Feb 2021	(10,150)
(1,073)	ONEOK, Inc.	(4,273,759)	48.00	Feb 2021	(24,143)
(100)	PPL Corp.	(276,700)	28.00	Feb 2021	(7,000)
(999)	PPL Corp.	(2,764,233)	30.00	Mar 2021	(24,975)
(567)	Sempra Energy	(7,017,192)	130.00	Feb 2021	(93,555)
(1,000)	TC Energy Corp.	(4,293,000)	45.00	Feb 2021	(65,000)
(2,000)	Williams (The) Cos., Inc.	(4,246,000)	22.00	Feb 2021	(90,000)
(1,202)	Williams (The) Cos., Inc.	(2,551,846)	24.00	Feb 2021	(8,414)

First Trust New Opportunities MLP & Energy Fund (FPL)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS WRITTEN (Continued)
(120)	Xcel Energy, Inc.	$(767,880)	$70.00	Mar 2021	$(7,800)
	Total Call Options Written				(394,817)
	(Premiums received $384,341)
Outstanding Loan – (28.4)%	(38,400,000)
Net Other Assets and Liabilities – 2.9%	3,849,661
Net Assets – 100.0%	$135,409,209

(a)	All or a portion of this security’s position represents cover for outstanding options written.
(b)	All or a portion of this security serves as collateral on the outstanding loan.
(c)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Fund’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At January 31, 2021, the security noted as such is valued at $558,674 or 0.4% of net assets. The security is fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, the security is typically valued at the last sale price on the exchange on which it is principally traded.
(d)	Non-income producing security.
(e)	This security is taxed as a “C” corporation for federal income tax purposes.
(f)	Aggregate cost for federal income tax purposes was $153,633,038. As of January 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $25,609,260 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $9,282,750. The net unrealized appreciation was $16,326,510. The unrealized amounts presented are inclusive of derivative contracts.

ADR	American Depositary Receipt
CAD	Canadian Dollar
EUR	Euro

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust New Opportunities MLP & Energy Fund (FPL)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of January 31, 2021 is as follows:
ASSETS TABLE
	Total Value at 1/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Independent Power & Renewable Electricity Producers	$ 558,674	$ —	$ 558,674	$ —
Other industry categories*	89,088,467	89,088,467	—	—
Master Limited Partnerships*	80,707,224	80,707,224	—	—
Total Investments	$ 170,354,365	$ 169,795,691	$ 558,674	$—
LIABILITIES TABLE
	Total Value at 1/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$ (394,817)	$ (370,674)	$ (24,143)	$ —

*	See Portfolio of Investments for industry breakout.